CONDENSED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful receivables	$ 81	$ 121
Temporary equity authorized (in shares)	500,000	74,236,884
Temporary equity issued (in shares)	0	73,690,340
Temporary equity outstanding (in shares)	0	73,690,340
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	100,634,071
Common stock, shares issued (in shares)	119,017,380	18,189,937
Common stock, shares outstanding (in shares)	119,017,380	16,275,609
Treasury stock (in shares)	0	1,914,328